Debt - Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Total interest cost	$ 129,000	$ 133,000	$ 538,677	$ 451,135	$ 360,932
Capitalized interest, including amounts capitalized as an Allowance for Funds Used During Construction	(30,000)	(121,000)	(260,642)	(451,135)	(360,932)
Total interest expense, net	$ 99,000	$ 12,000	$ 278,035	$ 0	$ 0